Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Revenue share payable	$ 311,488	$ 267,163
Accrued cost of revenue	173,171	149,135
Marketing, retail, and merchandising expenses	95,887	112,001
Operating lease liability, current	87,425	79,221
Accrued legal and licensing expenses	68,843	33,625
Content liability, current	42,158	69,710
Contingent consideration, current	28,110	0
Other accrued expenses	150,901	141,944
Total Accrued liabilities	$ 957,983	$ 852,799